Unaudited Condensed Consolidated Statements of Operations 10-Q - A PARADISE ACQUISITION CORP. - USD ($)		3 Months Ended				12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
General and administrative and legal and professional expenses		$ 12,525,661		$ 1,982,108		$ 21,732,936		$ 4,019,290
Loss from operations		(16,541,308)		(3,348,257)		(26,889,032)		(4,451,508)
Other income (expenses):
Loss before income taxes		(16,429,430)		(3,308,219)		(26,661,677)		(4,699,469)
Tax expense		0		0		0
Net loss		$ (16,429,430)		$ (3,308,219)		$ (26,661,677)		$ (4,699,469)
Weighted-average shares of common stock, basic (in shares)		10,233,183		10,000,000		10,174,887		10,000,000
Weighted-average shares of common stock, diluted (in shares)		10,233,183		10,000,000		10,174,887		10,000,000
Net loss per share, basic (usd per share)		$ (1.61)		$ (0.33)		$ (2.62)		$ (0.47)
Net loss per share, diluted (usd per share)		$ (1.61)		$ (0.33)		$ (2.62)		$ (0.47)
A PARADISE ACQUISITION CORP.
General and administrative and legal and professional expenses		$ 10,625		$ 600		$ 111,713		$ 5,000
Legal and professional expenses		363,614		34,000
Loss from operations		(374,239)		(34,600)		(1,038,358)		(75,562)
Other income (expenses):
Interest income		5,649		0		3,333,963		0
Interest earned on investment held in Trust Account		1,787,764		0
Loss before income taxes		1,419,174		(34,600)		2,568,594		(75,562)
Tax expense		0		0		0		0
Net loss		$ 1,419,174		$ (34,600)		$ 2,568,594		$ (75,562)
Weighted-average shares of common stock, diluted (in shares)						8,383,562
Class A Ordinary Shares Subject to Possible Redemption | A PARADISE ACQUISITION CORP.
Other income (expenses):
Weighted-average shares of common stock, basic (in shares)		20,000,000		0		8,383,562		0
Weighted-average shares of common stock, diluted (in shares)		20,000,000		0				0
Net loss per share, basic (usd per share)		$ 0.08		$ 0		$ 0.35		$ 0
Net loss per share, diluted (usd per share)		$ 0.08		$ 0		$ 0.35		$ 0
Class A and Class B Ordinary Shares not Subject to Redemption | A PARADISE ACQUISITION CORP.
Other income (expenses):
Weighted-average shares of common stock, basic (in shares)	[2]	7,266,667	[1]	6,666,667	[1]	6,918,174	[3]	6,666,667	[3]
Weighted-average shares of common stock, diluted (in shares)	[2]	7,266,667	[1]	6,666,667	[1]	6,918,174	[3]	6,666,667	[3]
Net loss per share, basic (usd per share)		$ (0.01)		$ (0.01)		$ (0.05)		$ (0.01)
Net loss per share, diluted (usd per share)		$ (0.01)		$ (0.01)		$ (0.05)		$ (0.01)

[1]	All share and per share data has been retroactively presented. On November 9, 2022, 3,737,500 Class B ordinary shares were issued to the Sponsor for $25,000. On October 2, 2024, the Company issued 5,750,000 Class B ordinary shares to the Sponsor for $25,000 and immediately repurchased the 3,737,500 initial shares from the Sponsor for $25,000, resulting in 5,750,000 Class B ordinary shares outstanding after the repurchase. On May 19, 2025, the Sponsor paid $25,000, or approximately $0.003 per share, in exchange for 7,666,667 founder shares (of which an aggregate of up to 1,000,000 shares are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters), and subsequently 5,750,000 of the founder shares were repurchased by the Company for an aggregate purchase price of $25,000 (see Note 5).
[2]	All share and per share data has been retroactively restated to reflect the Sponsor’s forfeiture of 1,000,000 founder shares on September 15, 2025 for no consideration as the underwriters of the IPO did not exercise the over-allotment option (see Note 5).
[3]	All share and per share data has been retroactively presented. On November 9, 2022, 3,737,500 Class B ordinary shares were issued to the Sponsor for $25,000. On October 2, 2024, the Company issued 5,750,000 Class B ordinary shares to the Sponsor for $25,000, and immediately repurchased the 3,737,500 initial shares from the Sponsor for $25,000, resulting in 5,750,000 Class B ordinary shares outstanding after the repurchase. On May 19, 2025, the Sponsor paid $25,000, or approximately $0.003 per share, in exchange for 7,666,667 founder shares (of which an aggregate of up to 1,000,000 shares are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter); subsequently, 5,750,000 of the founder shares were repurchased by the Company for an aggregate purchase price of $25,000 (See Note 5).